Unconsolidated Structured Entity_The Nature Purpose And Activities Of The Unconsolidated Structured Entities And How The Structured Entities Are Financed(Details)	12 Months Ended
Dec. 31, 2018
Asset-backed securitization
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Purpose	Early cash generation through transfer of securitization assets. Fees earned as services to SPC, such as providing lines of credit and ABCP purchase commitments.
Activity	Fulfillment of Asset-backed securitization plan. Purchase and transfer of securitization assets. Issuance and repayment of ABS and ABCP.
Method of Financing	Issuance of ABS and ABCP based on securitization assets.
Project Financing
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Purpose	Granting PF loans to SOC and real estate. Granting loans to ships/aircrafts SPC.
Activity	Construction of SOC and real estate. Building ships/ construction and purchase of aircrafts.
Method of Financing	Loan commitments through Credit Line, providing lines of credit and investment agreements
Trust
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Purpose	Management of financial trusts; -Development trust -Mortgage trust -Management trust -Disposal trust -Distribution and management trust -Other trusts
Activity	Development, management, and disposal of trusted real estate assets. Payment of trust fees and allocation of trust profits.
Method of Financing	Distribution of trusted real estate assets and financing of trust company, Public auction of trusted real estate assets and financing of trust company,
Investment funds
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Purpose	Investment in beneficiary certificates. Investment in PEF and partnerships.
Activity	Management of fund assets. Payment of fund fees and allocation of fund profits.
Method of Financing	Sales of beneficiary certificate instruments. Investment of managing partners and limited partners.